CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Thousands	Total		Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2023	£ 571,308		£ 1,155	£ 14,625	£ 42,805	£ (27)	£ 522,926	£ 161	£ 6,842	£ (17,179)
Equity-settled share-based payment transactions - net of tax	22,950						22,950
Issuance of new shares	0		3		5,334				(5,337)
Exercise of options	3,138		9	3,128		1
Hyperinflation adjustment	0
Transaction with owners	26,088		12	3,128	5,334	1	22,950		(5,337)
Profit for the year	20,713	[1]					20,713
Other comprehensive income	1,869									1,869
Total comprehensive income for the year	22,582						20,713			1,869
Ending balance at Dec. 31, 2023	619,978		1,167	17,753	48,139	(26)	566,589	161	1,505	(15,310)
Beginning balance at Jun. 30, 2024	639,455		1,180	21,280	63,440	(26)	573,640	161	278	(20,498)
Equity-settled share-based payment transactions - net of tax	19,966						19,966
Issuance of new shares	9		9
Exercise of options	0
Sale of shares	0					16	(16)
Transaction with owners	19,975		9			16	19,950
Profit for the year	9,098						9,098
Other comprehensive income	(13,813)								514	(14,327)
Total comprehensive income for the year	(4,715)						9,098		514	(14,327)
Ending balance at Dec. 31, 2024	£ 654,715		£ 1,189	£ 21,280	£ 63,440	£ (10)	£ 602,688	£ 161	£ 792	£ (34,825)

[1]	(1) The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities.